Balance Sheet Components Other Assets and Liabilities (Parenthetical) (Details) - Changyou [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Content And Game License Intangible Assets [Member]
Balance Sheet Components [Line Items]
Prepaid and other current assets impairment losses	$ 5.8	$ 2.0
Shanghai Jingmao and Its Affiliate [Member] | Other Nonoperating Income (Expense) [Member]
Balance Sheet Components [Line Items]
Gain on settlement of claims for entities not in bankruptcy	$ 5.2